NOTE 6 - INVESTMENTS IN ASSOCIATED COMPANY: (Tables)	12 Months Ended
Dec. 31, 2024
Note 6 - Investments In Associated Company
SCHEDULE OF INVESTMENTS IN ASSOCIATED COMPANIES
Entity	Country of Incorporation	Percentage Owned December 31, 2024	Percentage Owned December 31, 2023
Yahaloma Technologies Inc.	Canada	50%	50%